UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   06/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KF Griffin Blue Chip and Covered Call Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCKS (a) - 97.3%
	BANKS - 12.4%
6,500	BB&T Corp. (a)	$ 256,295
5,000	HSBC Holdings PLC (a)	254,000
2,000	US Bancorp/MN (a)	86,640
6,000	Wells Fargo & Co. (a)	315,360
		912,295
	BEVERAGES - 4.1%
7,000	Coca-Cola Co. (a)	296,520

	COMPUTERS - 4.2%
1,700	International Business Machines Corp. (a)	308,159

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
3,000	Emerson Electric Co. (a)	199,080

	ELECTRONICS - 2.5%
2,000	Honeywell International, Inc. (a)	185,900

	FOOD - 2.0%
4,000	Sysco Corp. (a)	149,800

	HEALTHCARE-PRODUCTS - 7.0%
4,000	Baxter International, Inc. (a)	289,200
3,500	Medtronic, Inc. (a)	223,160
		512,360
	IRON/STEEL - 4.0%
6,000	Nucor Corp. (a)	295,500

	MISCELLANEOUS MANUFACTURING - 7.0%
3,000	Danaher Corp. (a)	236,190
10,700	General Electric Co. (a)	281,196
		517,386
	OIL & GAS - 8.7%
2,900	Devon Energy Corp. (a)	230,260
2,000	Exxon Mobil Corp. (a)	201,360
2,500	Royal Dutch Shell PLC (a)	205,925
		637,545
	PHARMACEUTICALS - 14.4%
7,000	Abbott Laboratories (a)	286,300
5,000	AbbVie, Inc. (a)	282,200
5,000	Merck & Co., Inc. (a)	289,250
2,200	Novartis AG (a)	199,166
		1,056,916
	RETAIL - 12.1%
5,000	Target Corp. (a)	289,750
4,000	Wal-Mart Stores, Inc. (a)	300,280
4,000	Walgreen Co. (a)	296,520
		886,550
	SEMICONDUCTORS - 7.7%
8,500	Intel Corp. (a)	262,650
3,800	QUALCOMM, Inc. (a)	300,960
		563,610
	SOFTWARE - 4.0%
7,100	Microsoft Corp. (a)	296,070

	TRANSPORTATION - 4.5%
5,200	CH Robinson Worldwide, Inc. (a)	331,708

	TOTAL COMMON STOCKS (Cost $6,543,784)	7,149,399

	SHORT-TERM INVESTMENTS - 7.7%
562,872	Fidelity Institutional Money Market Fund, Institutional Class, 0.09%**
	(Cost $562,872)	$ 562,872

	TOTAL INVESTMENTS IN LONG SECURITIES - 105.0% (Cost $7,106,656) (b)	$ 7,712,271
	TOTAL CALL OPTIONS WRITTEN - (5.1) % (Proceeds $268,764)	(372,013)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	7,777
	TOTAL NET ASSETS - 100.0%	$ 7,348,035

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (5.1)% *
54	Abbott	4,914
	Expiration August 2014, Exercise Price $41.00
14	Abbott	2,198
	Expiration November 2014, Exercise Price $41.00
34	AbbVie	4,080
	Expiration August 2014, Exercise Price $57.00
7	AbbVie	1,645
	Expiration November 2014, Exercise Price $57.50
9	AbbVie	3,825
	Expiration August 2014, Exercise Price $34.00
18	Baxter International, Inc.	5,850
	Expiration August 2014, Exercise Price $70.00
17	Baxter International, Inc.	1,105
	Expiration August 2014, Exercise Price $75.00
5	Baxter International, Inc.	750
	Expiration November 2014, Exercise Price $75.00
55	Bb&t Corporation	19,525
	Expiration September 2014, Exercise Price $36.00
8	Bb&t Corporation	960
	Expiration September 2014, Exercise Price $39.00
8	C H Robinson Worldwide, Inc.	5,240
	Expiration August 2014, Exercise Price $57.50
17	C H Robinson Worldwide, Inc.	7,565
	Expiration August 2014, Exercise Price $60.00
27	C H Robinson Worldwide, Inc.	24,975
	Expiration November 2014, Exercise Price $55.00
20	Coca-Cola Company	7,300
	Expiration November 2014, Exercise Price $39.00
30	Coca-Cola Company	6,450
	Expiration November 2014, Exercise Price $41.00
20	Coca-Cola Company	3,020
	Expiration November 2014, Exercise Price $42.00
10	Danaher Corp.	3,380
	Expiration September 2014, Exercise Price $77.50
20	Danaher Corp.	2,200
	Expiration September 2014, Exercise Price $82.50
6	Devon Energy Corp.	7,488
	Expiration October 2014, Exercise Price $67.50
5	Devon Energy Corp.	4,975
	Expiration October 2014, Exercise Price $70.00
12	Devon Energy Corp.	9,780
	Expiration October 2014, Exercise Price $72.50
6	Devon Energy Corp.	3,786
	Expiration October 2014, Exercise Price $75.00
30	Emerson Electric Company	1,920
	Expiration September 2014, Exercise Price $70.00
20	Exxon Mobil Corporation	17,850
	Expiration October 2014, Exercise Price $92.50
75	General Electric Company	3,000
	Expiration September 2014, Exercise Price $27.00
32	General Electric Company	1,184
	Expiration December 2014, Exercise Price $28.00
20	Honeywell International, Inc.	1,540
	Expiration September 2014, Exercise Price $97.50
10	HSBC Holdings PLC	460
	Expiration September 2014, Exercise Price $52.50
40	HSBC Holdings PLC	1,920
	Expiration December 2014, Exercise Price $55.00
5	IBM Corp.	1,550
	Expiration October 2014, Exercise Price $190.00
10	IBM Corp.	1,940
	Expiration October 2014, Exercise Price $195.00
2	IBM Corp.	232
	Expiration October 2014, Exercise Price $200.00
85	Intel Corporation	50,150
	Expiration October 2014, Exercise Price $25.00
29	Medtronic, Inc.	6,380
	Expiration August 2014, Exercise Price $62.50
6	Medtronic, Inc.	1,458
	Expiration November 2014, Exercise Price $65.00
10	Merck & Co., Inc.	100
	Expiration July 2014, Exercise Price $60.00
40	Merck & Co., Inc.	4,560
	Expiration October 2014, Exercise Price $60.00
30	Microsoft Corporation	13,170
	Expiration October 2014, Exercise Price $38.00
16	Microsoft Corporation	5,360
	Expiration October 2014, Exercise Price $39.00
25	Microsoft Corporation	4,975
	Expiration October 2014, Exercise Price $41.00
22	Novartis Ag	10,318
	Expiration October 2014, Exercise Price $87.50
50	Nucor Corporation	1,750
	Expiration October 2014, Exercise Price $55.00
10	Nucor Corporation	850
	Expiration October 2014, Exercise Price $52.50
38	Qualcomm Incorporated	14,706
	Expiration October 2014, Exercise Price $77.50
13	Royal Dutch Shell PLC	4,420
	Expiration October 2014, Exercise Price $80.00
12	Royal Dutch Shell PLC	9,480
	Expiration October 2014, Exercise Price $75.00
37	Sysco Corporation	9,620
	Expiration August 2014, Exercise Price $35.00
50	Target Corporation	1,200
	Expiration October 2014, Exercise Price $65.00
20	U.S. Bancorp	4,100
	Expiration September 2014, Exercise Price $42.00
26	Wal Mart Stores, Inc.	598
	Expiration September 2014, Exercise Price $80.00
14	Wal-Mart Stores, Inc.	1,036
	Expiration December 2014, Exercise Price $80.00
6	Walgreen Company	1,392
	Expiration October 2014, Exercise Price $80.00
8	Walgreen Company	5,400
	Expiration July 2014, Exercise Price $67.50
26	Walgreen Company	14,170
	Expiration October 2014, Exercise Price $72.50
5	Wells Fargo & Co.	2,275
	Expiration July 2014, Exercise Price $48.00
55	Wells Fargo & Co.	41,938
	Expiration October 2014, Exercise Price $45.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $268,764)	372,013
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2014.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,837,892, including short securities and options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 713,898
	Unrealized depreciation	(211,532)
	Net unrealized appreciation	$ 502,366

KF Griffin Blue Chip and Covered Call Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 7,149,399	$ -	$ -	$ 7,149,399
Short-Term Investments	562,872	-	-	562,872
Total	$ 7,712,271	$ -	$ -	$ 7,712,271

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (372,013)	$ -	$ -	$ (372,013)
Total	$ (372,013)	$ -	$ -	$ (372,013)
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2014, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $(103,248).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/26/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/26/14